Other Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of intangible assets and goodwill

	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

June 30, 2026
Cost at the beginning of the period	$355	$268	$550	$8,474	$9,647
Additions during the period	—	1	—	—	1
Effect of exchange rate adjustment	—	(4)	(11)	(214)	(229)
Cost at the end of the period	$355	$265	$539	$8,260	$9,419

Amortization and impairment losses at the beginning of the period	—	148	21	—	169
Amortization for the period	—	5	20	—	25
Effect of exchange rate adjustment	—	(2)	—	—	(2)
Amortization and impairment losses at the end of the period	—	151	41	—	192
Carrying amount at the end of the period	$355	$114	$498	$8,260	$9,227

December 31, 2025
Cost at the beginning of the year	$355	$149	$180	$1,532	$2,216
Additions during the year	—	115	369	6,927	7,411
Effect of exchange rate adjustment	—	4	1	15	20
Cost at the end of the year	$355	$268	$550	$8,474	$9,647

Amortization and impairment losses at the beginning of the year	—	126	7	—	133
Amortization for the year	—	2	14	—	16
Impairment losses for the year	—	18	—	—	18
Effect of exchange rate adjustment	—	2	—	—	2
Amortization and impairment losses at the end of the year	—	148	21	—	169
Carrying amount at the end of the year	$355	$120	$529	$8,474	$9,478